Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 68.3%
Aerospace & Defense - 2.7%
BAE Systems PLC
3.40%, 04/15/2030 (A)	$ 12,270,000	$ 11,697,028
Boeing Co.
2.25%, 06/15/2026	13,391,000	13,111,792
3.20%, 03/01/2029	13,721,000	13,069,849
6.26%, 05/01/2027	6,919,000	7,095,671
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,156,237
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,340,533
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,596,079
5.75%, 11/08/2026	6,927,000	7,029,359
		93,096,548
Automobiles - 2.5%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	7,541,000	7,354,462
6.95%, 03/06/2026	11,000,000	11,086,434
7.35%, 11/04/2027	7,452,000	7,719,600
General Motors Co.
5.35%, 04/15/2028	9,301,000	9,451,998
General Motors Financial Co., Inc.
6.05%, 10/10/2025	19,847,000	19,891,614
Hyundai Capital America
4.90%, 06/23/2028 (A)	9,497,000	9,540,461
5.95%, 09/21/2026 (A)	14,623,000	14,823,698
Toyota Motor Credit Corp.
4.55%, 08/07/2026	6,975,000	6,984,289
		86,852,556
Banks - 19.6%
ABN AMRO Bank NV
4.20%, 07/07/2028 (A)	17,000,000	16,935,622
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (A)	16,839,000	16,792,911
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,950,241
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,910,263
Bank of America Corp.
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	25,894,000	25,839,491
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	15,950,000	16,570,338
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,188,961
Bank of New York Mellon
Fixed until 04/20/2028, 4.73% (B), 04/20/2029	9,575,000	9,676,029
Bank of Nova Scotia
Fixed until 09/08/2027, 4.40% (B), 09/08/2028	16,352,000	16,332,171
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	15,000,000	15,258,053
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	$ 25,592,000	$ 25,744,718
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,332,417
Canadian Imperial Bank of Commerce
Fixed until 01/13/2027, 4.86% (B), 01/13/2028	10,000,000	10,052,998
5.93%, 10/02/2026	8,912,000	9,059,361
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	27,000,000	26,270,739
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	10,400,000	10,228,619
Credit Agricole SA
Fixed until 09/11/2027, 4.63% (B), 09/11/2028 (A)	12,832,000	12,826,094
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	6,768,000	6,554,064
Fixed until 08/23/2027, 4.48% (B), 08/23/2028	8,243,000	8,242,478
Fixed until 04/23/2027, 4.94% (B), 04/23/2028	9,028,000	9,082,351
HSBC Holdings PLC
Fixed until 03/03/2028, 4.90% (B), 03/03/2029	9,774,000	9,842,860
Fixed until 11/03/2025, 7.34% (B), 11/03/2026	10,358,000	10,425,004
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	20,103,170
Intesa Sanpaolo SpA
3.88%, 01/12/2028 (A)	1,714,000	1,677,234
4.00%, 09/23/2029 (A)	7,550,000	7,340,798
7.00%, 11/21/2025 (A)	3,738,000	3,761,097
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,130,031
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	20,244,824
Fixed until 01/24/2028, 4.92% (B), 01/24/2029	19,331,000	19,541,264
Lloyds Banking Group PLC
Fixed until 08/07/2026, 5.99% (B), 08/07/2027	10,000,000	10,128,123
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	11,955,052
Manufacturers & Traders Trust Co.
Fixed until 07/06/2027, 4.76% (B), 07/06/2028	16,000,000	16,065,589
Morgan Stanley
Fixed until 04/13/2027, 5.65% (B), 04/13/2028	22,005,000	22,416,000
Morgan Stanley Private Bank NA
Fixed until 07/06/2027, 4.47% (B), 07/06/2028	17,200,000	17,181,668
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank Ltd.
4.50%, 10/26/2027	$ 14,000,000	$ 14,084,697
NatWest Group PLC
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	11,007,799
PNC Bank NA
Fixed until 05/13/2026, 4.54% (B), 05/13/2027	6,600,000	6,591,896
Royal Bank of Canada
Fixed until 10/18/2027, 4.52% (B), 10/18/2028	11,964,000	11,968,131
Santander U.K. Group Holdings PLC
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,058,242
State Street Corp.
Fixed until 04/24/2027, 4.54% (B), 04/24/2028	4,860,000	4,873,833
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 5.25% (B), 01/14/2027	1,445,000	1,453,245
Svenska Handelsbanken AB
5.50%, 06/15/2028 (A)	15,000,000	15,432,055
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,425,368
Truist Bank
Fixed until 05/20/2026, 4.67% (B), 05/20/2027	20,000,000	19,998,736
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	9,970,000	10,073,964
U.S. Bancorp
Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	19,907,817
U.S. Bank NA
Fixed until 05/14/2027, 4.73% (B), 05/15/2028	23,038,000	23,136,714
UBS Group AG
Fixed until 08/11/2027, 6.44% (B), 08/11/2028 (A)	15,596,000	16,141,039
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	7,186,234
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,894,107
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	34,017,000	33,449,363
		671,343,873
Biotechnology - 1.6%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	18,985,853
Illumina, Inc.
4.65%, 09/09/2026	6,543,000	6,539,678
Royalty Pharma PLC
1.20%, 09/02/2025	10,000,000	9,965,688
5.15%, 09/02/2029	18,482,000	18,821,758
		54,312,977
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.2%
Amrize Finance U.S. LLC
4.95%, 04/07/2030 (A)	$ 6,418,000	$ 6,481,317
Capital Markets - 0.3%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	11,001,130
Chemicals - 1.0%
Celanese U.S. Holdings LLC
6.85%, 11/15/2028	12,383,000	12,891,012
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,328,827
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,943,179
		35,163,018
Commercial Services & Supplies - 3.4%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	6,966,667
Element Fleet Management Corp.
5.64%, 03/13/2027 (A)	11,964,000	12,130,467
6.27%, 06/26/2026 (A)	14,091,000	14,270,463
ERAC USA Finance LLC
4.60%, 05/01/2028 (A)	20,029,000	20,195,174
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	27,181,017
Quanta Services, Inc.
4.75%, 08/09/2027	14,874,000	14,970,694
Veralto Corp.
5.50%, 09/18/2026	19,497,000	19,668,288
		115,382,770
Communications Equipment - 1.6%
AT&T, Inc.
2.30%, 06/01/2027	11,451,000	11,023,539
4.25%, 03/01/2027	10,482,000	10,445,455
NTT Finance Corp.
1.16%, 04/03/2026 (A)	1,075,000	1,050,245
4.62%, 07/16/2028 (A)	3,998,000	4,006,441
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,615,025
Verizon Communications, Inc.
2.10%, 03/22/2028	16,545,000	15,638,136
		55,778,841
Containers & Packaging - 0.2%
Berry Global, Inc.
1.57%, 01/15/2026	4,046,000	3,984,720
4.88%, 07/15/2026 (A)	3,765,000	3,759,914
		7,744,634
Diversified REITs - 0.8%
Equinix, Inc.
2.00%, 05/15/2028	9,597,000	8,972,804
Weyerhaeuser Co.
4.75%, 05/15/2026	17,854,000	17,874,920
		26,847,724
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 4.2%
Calpine Corp.
5.13%, 03/15/2028 (A)	$ 9,946,000	$ 9,897,881
DTE Energy Co.
4.95%, 07/01/2027	9,432,000	9,517,239
Duke Energy Corp.
4.30%, 03/15/2028	2,573,000	2,568,541
5.00%, 12/08/2025 - 12/08/2027	9,660,000	9,713,931
Edison International
5.75%, 06/15/2027 (C)	17,373,000	17,522,352
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,961,679
FirstEnergy Corp.
3.90%, 07/15/2027	10,832,000	10,697,581
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027 (D)	7,688,000	7,725,729
4.90%, 02/28/2028	10,919,000	11,031,238
Southern California Edison Co.
4.40%, 09/06/2026	6,883,000	6,859,693
Southern Co.
4.85%, 06/15/2028	14,878,000	15,066,872
WEC Energy Group, Inc.
4.75%, 01/09/2026	22,094,000	22,095,216
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,356,874
		142,014,826
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,900,261
Arrow Electronics, Inc.
5.15%, 08/21/2029	9,907,000	10,044,271
Keysight Technologies, Inc.
4.60%, 04/06/2027	11,903,000	11,916,277
		28,860,809
Financial Services - 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	8,703,000	8,952,043
Air Lease Corp.
5.30%, 06/25/2026	16,335,000	16,412,039
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	3,618,000	3,684,743
5.75%, 11/20/2025	7,384,000	7,394,175
American Express Co.
3-Month SOFR Index + 0.65%, 4.99% (B), 11/04/2026	1,210,000	1,213,015
Fixed until 07/28/2026, 5.39% (B), 07/28/2027	18,084,000	18,228,035
Aviation Capital Group LLC
1.95%, 01/30/2026 - 09/20/2026 (A)	21,442,000	20,808,799
5.38%, 07/15/2029 (A)	5,153,000	5,240,779
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	1,986,000	1,954,821
6.38%, 05/04/2028 (A)	15,415,000	16,045,435
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Brookfield Finance, Inc.
4.25%, 06/02/2026	$ 19,692,000	$ 19,637,064
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	9,916,000	9,971,248
Charles Schwab Corp.
5.88%, 08/24/2026	20,867,000	21,150,007
Citadel LP
6.00%, 01/23/2030 (A)	1,664,000	1,714,663
Lazard Group LLC
4.50%, 09/19/2028	16,536,000	16,464,418
LPL Holdings, Inc.
4.63%, 11/15/2027 (A)	6,469,000	6,430,365
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	4,351,000	4,411,707
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	14,946,000	14,942,938
		194,656,294
Food Products - 3.2%
Altria Group, Inc.
4.88%, 02/04/2028	9,983,000	10,075,586
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,912,475
2.00%, 04/21/2026 (A)	11,600,000	11,351,630
Campbell's Co.
5.30%, 03/20/2026	3,895,000	3,910,558
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	14,930,795
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,940,516
Imperial Brands Finance PLC
4.50%, 06/30/2028 (A)	9,450,000	9,429,861
J.M. Smucker Co.
5.90%, 11/15/2028	10,960,000	11,454,520
Mars, Inc.
4.45%, 03/01/2027 (A)	9,778,000	9,791,696
Philip Morris International, Inc.
4.38%, 11/01/2027	17,972,000	17,984,389
4.75%, 02/12/2027	9,963,000	10,018,189
		108,800,215
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	13,986,252
Health Care Equipment & Supplies - 0.9%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	14,900,000	14,926,345
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	14,726,000	14,779,987
		29,706,332
Health Care Providers & Services - 1.0%
Centene Corp.
2.45%, 07/15/2028	14,978,000	13,656,519
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Elevance Health, Inc.
4.50%, 10/30/2026	$ 14,698,000	$ 14,707,131
HCA, Inc.
5.00%, 03/01/2028	6,974,000	7,050,330
		35,413,980
Health Care REITs - 0.7%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	14,816,000	13,765,199
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,763,538
3.85%, 04/01/2027	750,000	741,807
		23,270,544
Hotels, Restaurants & Leisure - 0.3%
Hyatt Hotels Corp.
5.75%, 01/30/2027	9,902,000	10,065,156
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	2,136,000	2,130,907
Insurance - 3.2%
Aon Corp.
4.50%, 12/15/2028	11,385,000	11,416,465
Arthur J Gallagher & Co.
4.60%, 12/15/2027	9,758,000	9,791,455
Athene Global Funding
5.35%, 07/09/2027 (A)	14,248,000	14,436,124
Brown & Brown, Inc.
4.70%, 06/23/2028	4,982,000	4,997,150
Corebridge Global Funding
4.65%, 08/20/2027 (A)	11,884,000	11,936,309
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (A)	13,954,000	14,071,546
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	2,620,000	2,686,165
Guardian Life Global Funding
5.55%, 10/28/2027 (A)	5,000,000	5,126,205
Jackson National Life Global Funding
5.60%, 04/10/2026 (A)	14,850,000	14,952,275
New York Life Global Funding
3.90%, 10/01/2027 (A)(C)	9,983,000	9,899,834
4.40%, 04/25/2028 (A)(C)	11,264,000	11,306,463
		110,619,991
IT Services - 0.6%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	5,223,738
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	4,957,000	4,951,806
5.25%, 07/01/2028	9,917,000	10,158,990
		20,334,534
Machinery - 1.5%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	15,860,000	15,900,333
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
CNH Industrial Capital LLC
4.75%, 03/21/2028	$ 9,781,000	$ 9,827,442
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	8,275,117
5.35%, 01/15/2030	2,990,000	3,056,244
Regal Rexnord Corp.
6.05%, 02/15/2026	14,898,000	14,889,586
		51,948,722
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	9,885,000	10,311,616
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,408,362
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	15,000,000	14,812,458
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,533,037
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	13,970,201
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,386,536
Energy Transfer LP
4.75%, 01/15/2026	1,565,000	1,564,913
6.05%, 12/01/2026	9,899,000	10,070,596
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,325,154
Occidental Petroleum Corp.
5.00%, 08/01/2027	14,837,000	14,943,708
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,862,114
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/2025	4,851,000	4,849,508
Williams Cos., Inc.
5.40%, 03/02/2026	10,898,000	10,948,068
		131,266,293
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
4.40%, 06/30/2028 (A)	13,725,000	13,746,216
Personal Care Products - 0.4%
Haleon U.S. Capital LLC
3.38%, 03/24/2027	13,155,000	12,934,927
Pharmaceuticals - 1.6%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,619,072
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	14,713,000	14,759,297
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	14,890,641
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
3.25%, 08/15/2029	$ 17,530,000	$ 16,608,589
		55,877,599
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	9,174,599
Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,477,597
Retail REITs - 0.3%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,514,278
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,423,592
		8,937,870
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc.
4.32%, 03/24/2028	14,667,000	14,710,689
Broadcom, Inc.
5.05%, 07/12/2027	19,275,000	19,504,345
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,301,086
Intel Corp.
4.88%, 02/10/2026	15,000,000	15,008,304
Microchip Technology, Inc.
5.05%, 03/15/2029	8,932,000	9,032,904
		65,557,328
Software - 1.3%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	4,957,000	4,952,952
Fiserv, Inc.
3.20%, 07/01/2026	1,255,000	1,239,899
5.15%, 03/15/2027	14,888,000	15,031,965
Oracle Corp.
4.80%, 08/03/2028	14,519,000	14,676,971
Synopsys, Inc.
4.55%, 04/01/2027	6,975,000	6,985,931
		42,887,718
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,445,478
5.75%, 05/24/2026 (A)	10,910,000	10,987,105
		17,432,583
Water Utilities - 0.3%
Essential Utilities, Inc.
4.80%, 08/15/2027	9,870,000	9,940,360
		9,940,360
Total Corporate Debt Securities (Cost $2,315,586,110)		2,332,767,018
	Principal	Value
ASSET-BACKED SECURITIES - 12.7%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	$ 877,465	$ 812,869
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	3,078,777	2,860,660
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	1,394,826	1,289,340
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	12,925,000	12,919,702
Apex Credit CLO Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 0.98%, 5.30% (B), 04/25/2031 (A)	9,034,725	9,011,759
Series 2021-1A, Class ANR, 3-Month Term SOFR + 1.22%, 0.00% (B), 07/18/2034 (A)(D)	10,000,000	10,001,100
Apidos CLO XXXI Ltd.
Series 2019-31A, Class BR, 3-Month Term SOFR + 1.81%, 6.13% (B), 04/15/2031 (A)	12,500,000	12,544,613
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	6,805,045	6,241,486
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B, 2.68%, 08/20/2026 (A)	86,667	86,541
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	8,715,000	8,905,299
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	2,289,675	2,188,278
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	4,328,485	4,385,759
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	7,805,000	7,876,282
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 5.33% (B), 10/21/2031 (A)	9,201,112	9,183,915
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%, 12/08/2027	8,540,000	8,559,686
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	685,488	683,907
Series 2021-1A, Class C, 2.70%, 11/21/2033 (A)	639,788	638,284
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.48% (B), 08/15/2031 (A)	9,496,472	9,491,924
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	21,499,000	21,588,892
Series 2023-2, Class A, 5.77%, 09/15/2029	11,940,000	12,113,315
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	$ 12,392,000	$ 12,303,065
Series 2022-A, Class C, 2.14%, 07/15/2029	1,625,000	1,609,447
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,263,949
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (A)	5,700,000	5,496,187
Hilton Grand Vacations Trust
Series 2019-AA, Class A, 2.34%, 07/25/2033 (A)	1,205,997	1,187,002
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	1,216,546	1,184,463
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	3,013,486	2,976,741
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	2,952,628	2,998,249
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	1,170,070	1,183,510
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	328,701	332,069
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,791,331	1,814,859
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	6,782,519	6,806,284
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	4,333,276	4,355,265
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	2,024,949	2,044,830
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	2,263,343	2,282,408
Hyundai Auto Receivables Trust
Series 2021-A, Class C, 1.33%, 11/15/2027	1,106,762	1,105,137
ICG U.S. CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.59% (B), 04/17/2034 (A)	10,500,000	10,493,049
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 5.43% (B), 01/18/2032 (A)	7,601,663	7,601,481
MVW LLC
Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	195,391	192,569
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	1,028,372	1,013,690
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,200,005	1,165,189
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,749,547	1,668,977
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	4,586,056	4,597,950
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	7,539,747	7,682,581
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	10,159,265	10,299,065
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	$ 1,609,096	$ 1,616,000
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	8,211,004	8,146,428
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class A1RR, 3-Month Term SOFR + 1.04%, 5.37% (B), 01/20/2035 (A)	3,000,000	3,002,274
PennantPark CLO III Ltd.
Series 2021-3A, Class A1, 3-Month Term SOFR + 1.88%, 6.21% (B), 10/22/2032 (A)	12,238,307	12,241,501
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	4,050,000	4,089,584
Series 2025-3, Class C, 4.68%, 09/15/2031	8,350,000	8,328,780
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	6,650,000	6,650,712
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	1,478,921	1,456,783
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	3,533,489	3,583,649
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	4,842,347	4,858,264
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,014,953	2,047,983
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	5,612,646	5,753,039
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	3,505,871	3,509,998
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	3,855,984	3,859,026
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	4,726,690	4,712,522
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	6,632,684	6,653,149
Series 2025-1A, Class B, 5.10%, 01/21/2042 (A)	2,397,356	2,404,408
Series 2025-1A, Class C, 5.39%, 01/21/2042 (A)	4,794,711	4,801,533
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	4,400,000	4,408,851
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	2,350,000	2,349,993
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	2,480,000	2,486,129
Symphony CLO XVIII Ltd.
Series 2016-18A, Class A1R3, 3-Month Term SOFR + 1.10%, 5.42% (B), 07/23/2033 (A)	13,079,139	13,056,722
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 5.22% (B), 01/15/2034 (A)	13,106,590	13,092,159
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	$ 12,150,000	$ 11,913,555
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 5.57% (B), 07/15/2032 (A)	12,068,751	12,071,092
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 5.31% (B), 07/30/2032 (A)	7,526,301	7,516,231
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 5.47% (B), 10/20/2034 (A)	13,900,000	13,841,134
Voya CLO Ltd.
Series 2015-3A, Class A1R3, 3-Month Term SOFR + 1.15%, 5.48% (B), 10/20/2031 (A)	5,143,589	5,142,966
Westlake Automobile Receivables Trust
Series 2025-2A, Class C, 4.85%, 01/15/2031 (A)	10,460,000	10,476,132
World Omni Select Auto Trust
Series 2021-A, Class C, 1.09%, 11/15/2027	891,710	886,350
Total Asset-Backed Securities (Cost $434,099,905)		435,998,574
MORTGAGE-BACKED SECURITIES - 9.1%
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (B), 05/15/2035 (A)	3,000,000	2,820,000
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	10,900,000	10,137,000
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 5.89% (B), 09/15/2034 (A)	16,000,000	15,800,000
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	9,781,131	9,782,284
AOA Mortgage Trust
Series 2021-1177, Class C, 1-Month Term SOFR + 1.54%, 5.88% (B), 10/15/2038 (A)	9,300,000	8,512,336
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.66% (B), 03/15/2037 (A)	6,015,000	5,475,414
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.98% (B), 03/15/2037 (A)	7,000,000	5,679,786
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	3,614,726	3,639,448
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	1,047,750	1,047,761
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	7,663,952	7,677,472
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.56% (B), 09/15/2036 (A)	$ 4,587,401	$ 4,568,765
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 6.39% (B), 11/15/2034 (A)	11,825,000	8,712,188
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	8,259,988	7,354,943
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	827,197	802,776
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	1,066,985	1,046,323
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 2.04%, 6.37% (B), 11/15/2038 (A)	5,000,000	4,812,500
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	6,593,473	6,627,967
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	12,417,223	12,530,339
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	9,069,785	9,115,749
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	11,103,438	11,029,142
Series 2024-6, Class A1, 5.39% (B), 11/25/2069 (A)	8,762,483	8,752,182
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	8,441,695	7,075,706
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	4,927,040	4,326,256
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	8,493,165	7,627,284
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	2,710,070	2,590,174
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,359,248	2,139,193
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 5.51% (B), 07/15/2038 (A)	3,000,000	3,000,000
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 5.81% (B), 07/15/2038 (A)	5,000,000	5,000,000
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	668,557	645,668
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	858,573	821,506
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,327,711	1,265,364
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,286,790	2,208,586
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	$ 1,381,847	$ 1,323,176
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 5.97% (B), 06/25/2057 (A)	1,210,195	1,223,343
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,525,052	1,479,407
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	2,077,720	2,038,864
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,366,712	1,318,048
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	2,720,885	2,653,556
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	3,281,583	3,146,049
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,607,023	3,354,965
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	3,394,538	3,206,398
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	5,591,802	5,409,123
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	5,704,950	5,708,223
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	4,338,896	4,363,408
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	7,092,915	7,121,248
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	5,375,639	5,428,031
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	10,371,422	10,448,115
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	5,367,871	5,416,026
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	9,264,566	9,259,797
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 6.86% (B), 05/15/2038 (A)	4,900,000	4,863,464
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,473,617	1,435,236
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	2,293,699	2,244,780
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	822,241	811,983
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	2,696,307	2,656,177
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	2,015,084	1,967,924
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,747,680	5,415,788
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	3,218,709	3,076,006
Series 2020-4, Class A1, 1.75% , 10/25/2060 (A)	7,132,997	6,437,135
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	$ 6,023,762	$ 5,598,824
Series 2023-1, Class A1, 3.75% , 01/25/2063 (A)	9,053,849	8,705,020
VEGAS Trust
5.52% , 11/10/2039 (A)	12,000,000	12,106,456
Total Mortgage-Backed Securities (Cost $326,092,945)		310,840,682
U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury - 7.8%
U.S. Treasury Notes
3.88%, 03/15/2028	47,464,500	47,453,375
4.00%, 12/15/2027 - 02/28/2030	42,507,000	42,617,118
4.25%, 02/15/2028	60,699,000	61,204,035
4.38%, 07/15/2027	113,637,000	114,524,789
Total U.S. Government Obligations (Cost $265,797,215)		265,799,317
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%,
7.52% (B), 08/01/2037	201,603	206,150
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.12%, 06/25/2027	15,000,000	14,688,373
3.24%, 04/25/2027	10,568,000	10,377,719
3.41%, 12/25/2026	17,000,000	16,768,593
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	363,522	351,995
Total U.S. Government Agency Obligations (Cost $41,959,420)		42,392,830

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (E)	9,348,263	9,348,263
Total Other Investment Company (Cost $9,348,263)		9,348,263
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp.,
1.80% (E), dated 07/31/2025, to be
repurchased at $27,252,585 on 08/01/2025.
Collateralized by a U.S. Government
Obligation, 3.75% due 04/30/2027, and with
a value of $27,796,418.
$ 27,251,222	$ 27,251,222
Total Repurchase Agreement (Cost $27,251,222)	27,251,222
Total Investments (Cost $3,420,135,080)	3,424,397,906
Net Other Assets (Liabilities) - (0.2)%	(6,924,371)
Net Assets - 100.0%	$ 3,417,473,535
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,520	09/30/2025	$315,281,673	$314,616,252	$—	$(665,421)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,332,767,018	$—	$2,332,767,018
Asset-Backed Securities	—	435,998,574	—	435,998,574
Mortgage-Backed Securities	—	310,840,682	—	310,840,682
U.S. Government Obligations	—	265,799,317	—	265,799,317
U.S. Government Agency Obligations	—	42,392,830	—	42,392,830
Other Investment Company	9,348,263	—	—	9,348,263
Repurchase Agreement	—	27,251,222	—	27,251,222
Total Investments	$9,348,263	$3,415,049,643	$—	$3,424,397,906
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(665,421)	$—	$—	$(665,421)
Total Other Financial Instruments	$(665,421)	$—	$—	$(665,421)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $1,205,214,308, representing 35.3% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $9,155,498, collateralized by cash collateral of $9,348,263. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at July 31, 2025.
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Short-Term Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds